Receivables	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Receivables	Receivables
Trade Receivables, net
As of December 31, 2021 and 2020, the Company had trade receivables of $357 million and $506 million, respectively. Trade receivables are shown net of allowances for doubtful accounts of $69 million and $62 million at December 31, 2021 and 2020 respectively. Trade accounts have significant concentrations of credit risk in the Agriculture, Construction and Commercial and Specialty Vehicles segments. There is not a disproportionate concentration of credit risk in any geographic region.
The Industrial Activities businesses sell a significant portion of their trade receivables to Financial Services and provide compensation to Financial Services at approximate market interest rates.
Financing Receivables, net
A summary of financing receivables included in the consolidated balance sheets as of December 31, 2021 and 2020 is as follows:

	2021	2020
	(in millions)
Retail	$10,023	$9,257
Wholesale	8,550	9,127
Other	89	73
Total	$18,662	$18,457
CNH Industrial provides and administers financing for retail purchases of new and used equipment and vehicles sold through its dealer network. The terms of retail and other notes and finance leases generally range from two to six years, and interest rates vary depending on prevailing market interest rates and certain incentive programs offered by Industrial Activities.
Wholesale receivables arise primarily from the sale of goods to dealers and distributors and, to a lesser extent, the financing of dealer operations. Under the standard terms of the wholesale receivable agreements, these receivables typically have “interest-free” periods of up to twelve months and stated original maturities of up to twenty-four months, with repayment accelerated upon the sale of the underlying equipment by the dealer. During the “interest-free” period, Financial Services is compensated by Industrial Activities based on market interest rates. After the expiration of any “interest-free” period, interest is charged to dealers on outstanding balances until CNH Industrial receives payment in full. The “interest-free” periods are determined based on the type of equipment sold and the time of year of the sale. CNH Industrial evaluates and assesses dealers on an ongoing basis as to their credit worthiness. CNH Industrial may be obligated to repurchase the dealer’s equipment upon cancellation or termination of the dealer’s contract for such causes as change in ownership, closeout of the business, or default. There were no significant losses in 2021, 2020 or 2019 relating to the termination of dealer contracts.
As part of the Company’s overall funding strategy, the Company periodically transfers certain receivables into VIEs that are special purposes entities (“SPEs”) as part of its asset-back securitization programs.
Maturities of financing receivables as of December 31, 2021 are as follows:

Amount
(in millions)
2022	$11,243
2023	2,616
2024	1,991
2025	1,517
2026	884
2027 and thereafter	411
Total	$18,662
It has been the Company’s experience that substantial portions of retail receivables are repaid before their contractual maturity dates. As a result, the above table should not be regarded as a forecast of future cash collections. Financing receivables have significant concentrations of credit risk in the agriculture, construction and truck business sectors. On a geographic basis, there is not a disproportionate concentration of credit risk in any area. The Company typically retains as collateral a security interest in the equipment associated with retail notes, wholesale notes and finance leases.
The Company assesses and monitors the credit quality of its financing receivables based on whether a receivable is classified as Performing or Non-Performing. Financing receivables are considered past due if the required principal and interest payments have not yet been received as of the date such payments were due. Delinquency is reported on financing receivables greater than 30 days past due. Non-performing financing receivables represent loans for which the Company has ceased accruing finance income. These receivables are generally 90 days past due. Finance income for non-performing receivables is recognized on a cash basis. Accrued interest is charged-off to interest income. Interest income charged-off was not material for the year ended December 31, 2021. Interest accrual is resumed if the receivable becomes contractually current and collection becomes probable. Previously suspended income is recognized at that time. As the terms for retail financing receivables are greater than one year, the performing/non-performing information is presented by year of origination for North America, South America and Rest of World.
The aging of financing receivables as of December 31, 2021 and 2020 is as follows (in millions):

	2021
	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2021					$3,159	$—	$3,159
2020					1,688	1	1,689
2019					901	1	902
2018					531	—	531
2017					229	—	229
Prior to 2017					73	—	73
Total	$13	$—	$13	$6,568	$6,581	$2	$6,583
South America
2021					$881	$—	$881
2020					524	—	524
2019					295	—	295
2018					190	—	190
2017					105	—	105
Prior to 2017					72	—	72
Total	$1	$—	$1	$2,066	$2,067	$—	$2,067
Rest of World
2021					$598	$—	$598
2020					370	4	374
2019					174	1	175
2018					103	1	104
2017					47	—	47
Prior to 2017					5	—	5
Total	$14	$8	$22	$1,275	$1,297	$6	$1,303
Europe	$—	$—	$—	$70	$70	$—	$70
Total Retail	$28	$8	$36	$9,979	$10,015	$8	$10,023
Wholesale
North America	$—	$—	$—	$2,339	$2,339	$—	$2,339
South America	—	—	—	633	633	22	655
Rest of World	2	—	2	517	519	—	519
Europe	—	—	—	5,037	5,037	—	5,037
Total Wholesale	$2	$—	$2	$8,526	$8,528	$22	$8,550

	2020
	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2020					$2,619	$—	$2,619
2019					1,571	1	1,572
2018					1,033	1	1,034
2017					543	1	544
2016					262	1	263
Prior to 2016					81	—	81
Total	$29	$—	$29	$6,080	$6,109	$4	$6,113
South America
2020					$792	$1	$793
2019					448	3	451
2018					299	4	303
2017					173	2	175
2016					86	1	87
Prior to 2016					71	1	72
Total	$4	$1	$5	$1,864	$1,869	$12	$1,881
Rest of World
2020					$544	$—	$544
2019					270	1	271
2018					195	1	196
2017					117	1	118
2016					39	—	39
Prior to 2016					2	—	2
Total	$7	$4	$11	$1,156	$1,167	$3	$1,170
Europe	$—	$—	$—	$93	$93	$—	$93
Total Retail	$40	$5	$45	$9,193	$9,238	$19	$9,257
Wholesale
North America	$—	$—	$—	$2,722	$2,722	$31	$2,753
South America	—	—	—	537	537	42	579
Rest of World	3	—	3	542	545	—	545
Europe	—	—	—	5,250	5,250	—	5,250
Total Wholesale	$3	$—	$3	$9,051	$9,054	$73	$9,127
Allowance for credit losses activity for the three years ended December 31, 2021, 2020 and 2019 is as follows (in millions):

	December 31, 2021
	Retail	Wholesale
Opening balance	$381	$174
Provision	21	17
Charge-offs, net of recoveries	(47)	(10)
Foreign currency translation and other	(22)	(6)
Ending balance	$333	$175

At December 31, 2021, the allowance for credit losses included a reduction in retail reserves primarily due to the improved outlook for the agricultural industry and a reduced expected impact on credit conditions from the COVID-19 pandemic. The Company continues to monitor the situation and will update the macroeconomic factors and qualitative factors in future periods, as warranted. The provision for credit losses is included in selling, general and administrative expenses.
At December 31, 2020, the allowance for credit losses was based on the Company's expectation of deteriorating credit conditions related to the COVID-19 pandemic.
.

	December 31, 2020
	Retail	Wholesale
Opening Balance, as previously reported	$299	$159
Adoption of ASC 326	35	(9)
Opening Balance, as recast	334	150
Provision	113	27
Charge-offs, net of recoveries	(56)	(14)
Foreign currency translation and other	(10)	11
Ending balance	$381	$174

	December 31, 2019
	Retail	Wholesale
Opening balance	$326	$164
Provision	44	12
Charge-offs, net of recoveries	(51)	(18)
Foreign currency translation and other	(20)	1
Ending balance	$299	$159
Troubled Debt Restructurings
A restructuring of a receivable constitutes a troubled debt restructuring (“TDR”) when the lender grants a concession it would not otherwise consider to a borrower that is experiencing financial difficulties. As a collateral based lender, CNH Industrial typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate and waiving of interest and principal.
TDRs are reviewed along with other receivables as part of management’s ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of the collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third-party guarantees.
Before removing a receivable from TDR classification, a review of the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations based on a credit review, the TDR classification is not removed from the receivable.
As of December 31, 2021, the Company had 173 retail and finance lease contracts classified as TDRs in North America where a court has determined the concession. The pre-modification value of these contracts was $4 million and the post-modification value was $4 million. Additionally, the Company had 332 accounts with a balance of $22 million in North America undergoing bankruptcy proceedings where a concession has not yet been determined. As of December 31, 2020, the Company had 253 retail and finance lease contracts classified as TDRs in North America where a court has determined the concession. The pre-modification value of these contracts was $9 million and the post-modification value was $8 million. Additionally, the Company had 362 accounts with a balance of $26 million in North America undergoing bankruptcy proceedings where a concession has not yet been determined. As the outcome of the bankruptcy cases is determined by the court based on available assets, subsequent re-defaults are unusual and were not material for retail and finance lease contracts that were modified in a TDR during the previous twelve months ended December 31, 2021 and 2020.
As of December 31, 2021 and 2020, the Company had retail and finance lease receivable contracts classified as TDRs in Europe. The pre-modification value was $76 million and $99 million, respectively, and the post-modification value was $69 million and $91 million, respectively. Subsequent re-defaults were not material for retail and finance lease receivable contracts that were modified in a TDR during the previous twelve months ended December 31, 2021 and 2020.
As of December 31, 2021 and 2020, CNH Industrial's wholesale TDRs were immaterial.
Transfers of Financial Assets
The Company transfers a number of its financing receivables to securitization programs or factoring transactions.
A securitization transaction entails the sale of a portfolio of receivables to a securitization vehicle. This special purpose entity ("SPE") finances the purchase of the receivables by issuing asset-backed securities (i.e. securities whose repayment and interest flow depend upon the cash flow generated by the portfolio). SPEs utilized in the securitization programs differ from other entities included in the Company’s consolidated financial statements because the assets they hold are legally isolated from the Company's assets. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of the SPEs’ investors. The Company’s interests in the SPEs’ receivables are subordinate to the interests of third-party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company’s creditors until all obligations of the SPE have been fulfilled or the receivables are removed from the SPE.
Certain securitization trusts are also VIEs and consequently, the VIEs are consolidated since the Company has both the power to direct the activities that most significantly impact the VIEs' economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIEs.
No recourse provisions exist that allow holders of the asset-backed securities issued by the trusts to put those securities back to the Company, although the Company provides customary representations and warranties that could give rise to an obligation to repurchase from the trusts any receivables for which there is a breach of the representations and warranties. Moreover, the Company does not guarantee any securities issued by the trusts. The trusts have a limited life and generally terminate upon final distribution of amounts owed to investors or upon exercise of a cleanup-call option by the Company, in its role as servicer.
Furthermore, factoring transactions may be either with recourse or without recourse; certain without recourse transfers include deferred payment clauses (for example, when the payment by the factor of a minor part of the purchase price is dependent on the total amount collected from the receivables), requiring first loss cover, meaning that the transferor takes priority participation in the losses, or requires a significant exposure to the cash flows arising from the transferred receivables to be retained. These types of transactions do not qualify for the derecognition of the assets since the risks and rewards connected with collection are not substantially transferred, and accordingly the Company continues to recognize the receivables transferred by this means in its balance sheet and a financial liability of the same amount under asset-backed financing.
At December 31, 2021 and 2020, the carrying amount of such restricted receivables included in financing receivables above are the following (in millions):

	2021	2020
Retail note and finance lease receivables	$6,916	$6,224
Wholesale receivables	5,624	7,011
Total	$12,540	$13,235